CARILLON SERIES TRUST
Carillon Cougar Tactical Allocation Fund
Carillon Eagle Mid Cap Growth Fund
Carillon Eagle Small Cap Growth Fund

SUPPLEMENT DATED SEPTEMBER 15, 2020 TO
THE PROSPECTUS AND SUMMARY PROSPECTUS
DATED MARCH 1, 2020, AS PREVIOUSLY
AMENDED OR SUPPLEMENTED

1. Carillon Cougar Tactical Allocation Fund (the “Tactical Allocation Fund”).

Effective September 15, 2020, Jason Richey, CFA, will join the Tactical Allocation Fund’s Portfolio Management team as a Portfolio Co-Manager.

As a result, effective September 15, 2020, the following changes are made to the Tactical Allocation Fund’s Prospectus and Summary Prospectus, as applicable.

The “Portfolio Managers” section on page 6 of the Summary Prospectus and the “Summaries – Carillon Cougar Tactical Allocation Fund – Portfolio Managers” section on page 15 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Portfolio Managers | Irina Dorogan, CIM®, Amy Steciuk, CFA® and Jason Richey, CFA® are Portfolio Co-Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund.  Mses. Dorogan and Steciuk have been Portfolio Co-Managers of the fund since April 2020. Mr. Richey has been Portfolio Co-Manager of the fund since September 2020.
In the “Portfolio Managers” section of the Prospectus, the paragraph regarding the Tactical Allocation Fund on page 82 is hereby deleted and replaced with the following:

Carillon Cougar Tactical Allocation Fund — Irina Dorogan, CIM®, Amy Steciuk, CFA® and Jason Richey, CFA® are the Portfolio Co-Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund.  Mses. Dorogan and Steciuk have been Portfolio Co-Managers of the fund since April 2020. Mr. Richey has been a Portfolio Co-Manager of the fund since September 2020. Ms. Dorogan served as a Research Analyst at Cougar Global from 2010 through 2015; and a Senior Research Analyst from 2015 through April 2020.  Ms. Steciuk served as a Research Analyst at Cougar Global from 2013 through 2015; and a Senior Research Analyst from 2015 through April 2020. Mr. Richey served as a Senior Research Analyst at Cougar Global from 2015 through September 2020.  Prior to joining Cougar Global in 2010, Ms. Dorogan’s work experience includes having worked at the Turkish Embassy in Moldova where she concentrated on the economic and commercial aspects of the Embassy’s mission. Ms. Dorogan has a degree in Economics from the Academy of Economic Studies of Moldova (2001). She holds the Chartered Investment Manager designation (since 2012) and is a registered Portfolio Manager—Advising Representative with the Ontario Securities Commission. Prior to joining Cougar Global in 2013, Ms. Steciuk worked in the non-profit sector, performing financial statement analysis and due diligence for donors across a spectrum of Canadian charities. At the University of Western Ontario, Ms. Steciuk earned an Honors BSc in Financial Economics with distinction in 2008. Ms. Steciuk is a CFA Charter-holder (she achieved the Chartered Financial Analyst Designation in 2014) and a registered Portfolio Manager – Advising Representative with the Ontario Securities Commission. Prior to joining Cougar Global in 2015, Mr. Richey was a Senior Analyst on Raymond James’ Manager Research Team, working directly with the Investment Committee responsible for ETF and strategy selection across investment platforms.  Mr. Richey has researched and written ETF related articles in addition to being a featured speaker at ETF industry events. Mr. Richey spent nearly a decade analyzing actuarial data, first in pension analytics followed by non-qualified benefit plans.  Mr. Richey is a member of Cougar Global’s investment committee.  Mr. Richey analyzes the firm’s independent research, assists with maintaining the firm’s proprietary financial models, and monitors the ETF landscape for new ideas.  Mr. Richey also contributes in formulating Cougar Global’s macroeconomic outlook and key fundamental asset class views.  Mr. Richey has spent the past 14 years researching various asset classes, with a focus on asset allocation and exchange-traded products.  Mr. Richey earned his BA with a double major in Math and Economics, and his MBA in Finance from the University of South Florida.  Mr. Richey is a CFA Charter-holder (he achieved the Chartered Financial Analyst Designation in 2004) and a member of the CFA Society of Toronto.  He also is a registered Portfolio Manager – Advising Representative with the Ontario Securities Commission.

2.    Carillon Eagle Mid Cap Growth Fund (the “Mid Cap Growth Fund”).

Effective September 15, 2020, Christopher Sassouni, D.M.D., currently an Assistant Portfolio Manager for the Mid Cap Growth Fund, will assume the role of Portfolio Manager for the Mid Cap Growth Fund.

As a result, effective September 15, 2020, the following changes are made to the Mid Cap Growth Fund’s Prospectus and Summary Prospectus, as applicable.

The “Portfolio Managers” section on page 4 of the Summary Prospectus and the “Summaries – Carillon Eagle Mid Cap Growth Fund – Portfolio Managers” section on page 24 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Portfolio Managers | Bert L. Boksen, CFA®, Eric Mintz, CFA®, and Christopher Sassouni, D.M.D. are Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management. Mr. Boksen has managed the fund since its inception, Mr. Mintz has managed the fund since 2011, and Christopher Sassouni, D.M.D., served as an Assistant Portfolio Manager of the fund from 2006 to September 2020, and has managed the fund as a Portfolio Manager since September 2020.

In the “Portfolio Managers” section of the Prospectus, the paragraph regarding the Mid Cap Growth Fund on page 82 is hereby deleted and replaced with the following:

Carillon Eagle Mid Cap Growth Fund — Bert L. Boksen, CFA®, Eric Mintz, CFA®, and Christopher Sassouni, D.M.D. are Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund – Mr. Boksen since the fund’s inception in 1998, Mr. Mintz since 2011 and Mr. Sassouni since September 2020. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Previously, Mr. Mintz served as Assistant Portfolio Manager since 2008 and Senior Research Analyst since 2005. Previously, Mr. Sassouni served as Assistant Portfolio Manager of the fund and Vice President of Eagle since 2006.

3.    Carillon Eagle Small Cap Growth Fund (the “Small Cap Growth Fund”).

Effective September 15, 2020, Christopher Sassouni, D.M.D., currently an Assistant Portfolio Manager for the Small Cap Growth Fund, will assume the role of Portfolio Manager for the Small Cap Growth Fund.

As a result, effective September 15, 2020, the following changes are made to the Small Cap Growth Fund’s Prospectus and Summary Prospectus, as applicable.

The “Portfolio Managers” section on page 4 of the Summary Prospectus and the “Summaries – Carillon Eagle Small Cap Growth Fund – Portfolio Managers” section on page 28 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Portfolio Managers | Bert L. Boksen, CFA®, Eric Mintz, CFA®, and Christopher Sassouni, D.M.D. are Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management. Mr. Boksen has managed the fund since its inception, Mr. Mintz has managed the fund since 2011, and Christopher Sassouni, D.M.D., served as an Assistant Portfolio Manager of the fund from 2015 to September 2020, and has managed the fund as a Portfolio Manager since September 2020.
In the “Portfolio Managers” section of the Prospectus, the paragraph regarding the Small Cap Growth Fund on page 82 is hereby deleted and replaced with the following:

Carillon Eagle Small Cap Growth Fund — Bert L. Boksen, CFA®, Eric Mintz, CFA®, and  Christopher Sassouni, D.M.D. are Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Mr. Boksen has been responsible for the day-to-day management of a portion of the fund since 1995 and as of 2008, Mr. Boksen has been responsible for the day-to-day management of the entire fund. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Mr. Mintz has been Portfolio Manager of the fund since 2011. Previously, Mr. Mintz served as Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Sassouni has been Portfolio Manager of the fund since September 2020. Previously, Mr. Sassouni served as

Assistant Portfolio Manager since 2015 and Vice President of Eagle since 2006.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE